Organization And Description Of Business	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021
Organization And Description Of Business
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Northern
Star Acquisition Corp. (now known as The Original BARK Company) (the “Company”)

was incorporated in Delaware on July 8, 2020. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”).
Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on businesses in North America that provide technology-enabled solutions in industrial and industrial distribution markets. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. On December 28, 2020, the Company changed its fiscal year end from December 31 of each year to March 31 of each year.
The Company has one subsidiary, NSAC Merger Sub Corp., a wholly-owned subsidiary of the Company incorporated in Delaware on December 14, 2020 (“Merger Sub”).
As of March 31, 2021, the Company had not commenced any operations. All activity through March 31, 2021 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and the search for a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering.
The registration statement for the Company’s Initial Public Offering was declared effective on November 10, 2020. On November 13, 2020, the Company consummated the Initial Public Offering of 25,000,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $250,000,000, which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,500,000 warrants (the “Private Warrants”) at a price of $1.50 per Private Warrant, in a private placement to Northern Star Sponsor LLC, a Delaware limited liability company (the “Sponsor”), generating gross proceeds of $6,750,000, which is described in Note 4.
On November 24, 2020, in connection with the underwriters’ election to partially exercise their over-allotment option, the Company consummated the sale of an additional
435,000 Units, at $10.00
 per Unit for additional gross proceeds of $4,350,000, and the sale of an additional
58,000 Private Warrants, at $1.50

per Private Warrant for additional gross proceeds of
 $87,000.
Transaction costs amounted to $14,437,777, consisting of $5,087,000 of underwriting fees, $8,902,250 of deferred underwriting fees and $448,527 of other offering costs. Of the total transaction costs, $13,926,600 were charged to additional paid in capital and $511,177 were charged to other income (expense) transaction costs incurred in connection with warrant liabilities.
Following the closing of the Initial Public Offering on November 13, 2020 and the underwriter’s election to partially exercise their over-allotment on November 24, 2020, an amount of $254,350,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Warrants was placed in a trust account (the “Trust Account”), located in the United States and held as cash items or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraph (d) of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the assets held in the Trust Account, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem its Public Shares irrespective of whether it votes for or against the proposed transaction or otherwise elects not to vote on the proposed transaction.
Notwithstanding the above, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.
The Initial Stockholders have agreed (a) to waive their redemption rights with respect to their Founder Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-business
combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
The Company will have until November 13, 2022 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The Initial Stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay the Company’s taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Liquidity
As of March 31, 2021, the Company had $306,623 in its operating bank accounts, $254,382,396 in securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its common stock in connection therewith and working capital deficit of $230,621, which excludes franchise and income taxes payable as such amounts can be paid from the interest earned in the Trust Account. As of March 31, 2021, approximately $32,000 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations.
Business Combination
The Company consummated the Business Combination (reverse recapitalization) on June 1, 2021. As such, cash of approximately $396 million, representing the proceeds from the Trust Account and the PIPE financing, net of transaction expenses, became available to the post-merged company. As a result, the post-merged company has sufficient liquidity to meet its obligations for twelve months from the date that these financial statements are issued.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Barkbox Inc [Member]
Organization And Description Of Business
1.	ORGANIZATION AND DESCRIPTION OF BUSINESS
Barkbox, Inc. (“BARK” or the “Company”) was incorporated in the state of Delaware in November 2011. BARK is an omnichannel brand serving dogs across the four key categories of Play, Food, Health and Home. BARK serves dogs nationwide with monthly subscription offerings, BarkBox and Super Chewer; a personalized meal delivery service for dogs, BARK Eats; custom collections through online marketplaces and via brick and mortar retail partners; wellness products that meet dogs’ needs with BARK Bright through monthly subscriptions; BARK’S add to box platform; and individually on its website BarkShop.com. The Company is located and headquartered in New York, New York.
On December 16, 2020, the Company entered into a merger agreement (the “Merger Agreement”) with Northern Star Acquisition Corp. (“Northern Star”), a Special Purpose Acquisition Company (“SPAC”). The deal with Northern Star provides all holders of common and preferred stock to receive common stock of the continuing public company, which will be a wholly owned subsidiary of Northern Star. The transaction will be accounted for as a reverse recapitalization and the Company has been determined to be the accounting acquirer.
On December 16, 2020, in connection with the execution of the Merger Agreement, Northern Star entered into subscription agreements with the PIPE Investors, pursuant to which such PIPE Investors have agreed to purchase an aggregate of 20,000,000 shares of Northern Star common stock in a private placement at a price of $10.00 per share for an aggregate commitment of $200.0 million.
On June 1, 2021 (the “Closing Date”), pursuant to the Merger Agreement, the Company consummated (the “Closing”) the merger with Northern Star, with BARK surviving the merger as a wholly-owned subsidiary of Northern Star (the “Merger”), and the other transactions contemplated by the Merger Agreement (the “Transactions”). In connection with the Closing, Northern Star changed its name to The Original BARK Company.
Pursuant to the terms of the Merger Agreement, each stockholder of BARK’s common and preferred stock (including stockholders issued common stock as a result of the conversion of BARK’s outstanding convertible promissory notes issued in 2019 and 2020 (other than the 2025 Convertible Notes (as defined below) received 8.7425 shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), per share of BARK’s common stock and preferred stock, respectively, owned by such BARK stockholder that was outstanding immediately prior to the Closing.
In addition, pursuant to the terms of the Merger Agreement, at the effective time of the Merger, (1) options to purchase shares of BARK’s common stock were converted into options to purchase an aggregate of 29,257,576 shares of Common Stock and (2) warrants to purchase shares of BARK’s equity were converted into warrants to purchase an aggregate of 1,897,212 shares of Common Stock.
References to “BARK” and the “Company” in the financial results of the years ended March 31, 2021, 2020 and 2019 refer to BARK prior to the closing of the transactions contemplated by the Merger Agreement. These financial results for the years ended March 31, 2021, 2020 and 2019 reflect only the financial results of the Company prior to the closing of the transactions contemplated by the Merger Agreement.